Disposals - Summary of Net Assets Disposed (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Fair value of contingent consideration	$ 51	$ 40
Disposals [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Cash and cash equivalents	297
Fair value of contingent consideration	88
Total consideration	385
Total assets	(176)
Total liabilities	2
Net assets disposed	(174)
Other	(15)
Gain on sale before income tax	196
Disposals [member] | Trade and other receivables [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(23)
Disposals [member] | Prepaid expenses and other current assets [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(24)
Disposals [member] | Software [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(25)
Disposals [member] | Goodwill [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(87)
Disposals [member] | Other non-current assets [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(17)
Disposals [member] | Deferred revenue [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total liabilities	$ 2